Fees Summary	Mar. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 297,000.00
Previously Paid Amount	0.00
Total Fee Amount	41.02
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 41.02
Narrative - Max Aggregate Offering Price	$ 297,000.00
Final Prospectus	true